Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangible Assets [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
11.	GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill and other intangible assets consist of the following:

(In thousands)
Other intangible assets, net	Transportation	Federal	Total
Balance, January 1, 2010	$—	$76	$76
Purchase of LPA	19,260	—	19,260
Less: Amortization	(4,728)	(39)	(4,767)

Balance, December 31, 2010	$14,532	$37	$14,569

Purchase of JMA	—	924	924
Purchase of RBF	3,917	11,750	15,667
Less: Amortization	(7,206)	(1,047)	(8,253)

Balance, December 31, 2011	$11,243	$11,664	$22,907

(In thousands)
Goodwill	Transportation	Federal	Total
Balance, January 1, 2010	$8,916	$710	$9,626
Purchase of LPA	43,815	—	43,815

Balance, December 31, 2010	$52,731	$710	$53,441

Purchase of JMA	—	1,747	1,747
Purchase of RBF	6,603	19,807	26,410

Balance, December 31, 2011	$59,334	$22,264	$81,598

The Company’s goodwill balance is not being amortized and goodwill impairment tests are being performed at least annually. The Company performs its annual evaluation of the carrying value of its goodwill during the second quarter. No goodwill impairment charge was required in connection with these evaluations in 2011 and 2010.

The following table summarizes the Company’s other intangible assets balance as of December 31, 2011:

(In thousands)	Acquisition Date Fair Value	Accumulated Amortization	Carrying Value
Project backlog	$16,459	$(8,657)	$7,802
Customer contracts and related relationships	15,460	(2,260)	13,200
Non-compete agreements	3,671	(2,427)	1,244
Trademark / trade name	1,110	(449)	661

Total	$36,700	$(13,793)	$22,907

These identifiable intangible assets with finite lives are being amortized on a basis approximating the economic value derived from these assets and will be fully amortized as disclosed in the following amortization table. Amortization expense recorded on the other intangible assets balance was $8,253,000, $4,767,000, and $86,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Estimated future amortization expense for other intangible assets as of December 31, 2011 is as follows:

(In thousands) For the year ending December 31,
2012	$10,142
2013	6,135
2014	3,936
2015	1,244
2016 and beyond	1,450

Total	$22,907